DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2022
ADARA ACQUISITION CORP
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

ALLIANCE ENTERTAINMENT HOLDING CORP.

(F/K/A ADARA ACQUISITION CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Adara Acquisition Corp. (now known as Alliance Entertainment Holding Corp.) (the “Company” or “Alliance”) was incorporated in Delaware on August 5, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all the risks associated with early stage and emerging growth companies.

Business Combination

On February 10, 2023 (the “Closing Date”), Alliance, Adara Acquisition Corp., a Delaware corporation (“Adara”), and Adara Merger Sub, Inc., a Delaware corporation (“Merger Sub”), consummated the closing of the transactions (the “Closing”) contemplated by the Business Combination Agreement, dated June 22, 2022, by and among Alliance, Adara and Merger Sub (the “Business Combination Agreement”), following their approval at a special meeting of the stockholders of Adara held on January 18, 2023 (the “Special Meeting”).

Business Prior to the Business Combination

As of December 31, 2022, the Company had not commenced any operations. All activity for the period from August 5, 2020 (inception) through December 31, 2022 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the marketable securities held in the Trust Account (as defined below). On June 22, 2022, the Company, Adara Merger Sub Inc., a wholly owned subsidiary of the Company (“Merger Sub”), and Alliance Entertainment Holding Corporation (“Alliance”) entered into a Business Combination Agreement (“BCA”) related to a proposed Business Combination.

The registration statement for the Company’s Initial Public Offering was declared effective on February 8, 2021. On February 11, 2021, the Company consummated the Initial Public Offering of 11,500,000 units (the “Units” and, with respect to the Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriters of their over-allotment option in the amount of 1,500,000 Units, at $10.00 per Unit, generating gross proceeds of $115,000,000 which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,120,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Adara Sponsor LLC (the “Sponsor”), generating gross proceeds of $4,120,000, which is described in Note 4.

Transaction costs amounted to $1,529,462, consisting of $1,000,000 in cash underwriting fees, net of reimbursement, and $529,462 of other offering costs.

Following the closing of the Initial Public Offering on February 11, 2021, an amount of $116,150,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), located in the United States and will be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (continued)

On February 10, 2023, Alliance, Adara, and Merger Sub, consummated the closing of the transactions contemplated by the Business Combination Agreement, dated June 22, 2022, following their approval at a special meeting of the stockholders of Adara held on January 18, 2023.

Following the consummation of the Merger on the Closing Date, Adara changed its name from Adara Acquisition Corp. to Alliance Entertainment Holding Corporation.

In connection with the Special Meeting and the Business Combination, holders of 11,332,830 shares of Adara Class A common stock, par value $0.0001 per share (“Adara Common Stock”), or 99.1% of the shares with redemption rights, properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.22 per share, for an aggregate redemption amount of $116,581,703. After giving effect to the redemption of public shares, there are currently 167,170 shares of the Company’s Class A common stock issued outstanding and there was $1,719,690.75 remaining balance in the trust count. The remaining amount in the trust account was used to fund the Business Combination.

Conversion and Exchange of Equity in the Business Combination

Pursuant to the Business Combination Agreement, at the effective time of the Business Combination, Adara issued (i) 47,500,000 shares of Class A common stock of Adara (“Company Common Stock”) to holders of common stock of Alliance (“Alliance Common Stock”) and (ii) 60,000,000 shares of Class E Common stock of Adara (“Company Class E Common Stock”) to the Alliance Stockholders were placed in an escrow account to be released to the Alliance stockholders and converted into Company Common Stock upon the occurrence of certain Triggering Events and Merger Sub will merge with and into Alliance, with Alliance surviving the merger and becoming a wholly owned direct subsidiary of Adara.

Liquidity Capital Resources and Going Concern

As of December 31, 2022, the Company had cash of $17,956 not held in the Trust Account and available for working capital purposes and working capital deficit of $1,720,465. As of December 31, 2022, liquidity concerns were present. On February 10, 2023, the Company closed its Business Combination with Alliance Entertainment Holding Corporation which historically has not presented a going concern issue. Accordingly, as a result of the merger, the going concern has been alleviated.